Convertible Notes Payable (Details Narrative) - USD ($)					12 Months Ended
	Oct. 30, 2017	Aug. 08, 2017	Oct. 10, 2016	Mar. 11, 2016	Dec. 31, 2017	Dec. 31, 2016
Interest expense					$ 340,961	$ 749,162
Percentage of issued and outstanding shares					4.99%
November 21, 2016 and February 24, 2017 [Member] | Typenex [Member]
Converted shares			135,596,882
Converted amount			$ 300,000
Interest expense			8,750
Total			$ 308,750
Second RDW Note [Member]
Interest rate	8.00%
Maturity date	Jan. 31, 2018
Total amount paid	$ 50,000
Debt description	The note is convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date.
Converted shares	31,015,038
Converted amount	$ 50,000
Second SEG Note [Member]
Interest rate	8.00%
Maturity date	Jan. 31, 2018
Total amount paid	$ 10,000
Debt description	The note is convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date.
Converted shares	5,208,333
Converted amount	$ 50,000
Second Diamond Rock Note [Member]
Interest rate	8.00%
Maturity date	Jan. 31, 2018
Debt description	The note is convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date.
Converted amount	$ 50,000
RDW Capital LLC [Member]
Common stock shares purchased		10,101,011
Interest rate		8.00%
Maturity date		Nov. 30, 2017
Total amount paid		$ 25,000
Debt description		The notes are convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date.
Converted shares		13,157,895
Converted amount		$ 50,000
RDW Capital LLC [Member] | Series A [Member]
Warrant to purchase shares		13,333,334
RDW Capital LLC [Member] | Series B [Member]
Warrant to purchase shares		13,333,334
Special Equities Group LLC [Member]
Common stock shares purchased		10,101,011
Interest rate		8.00%
Maturity date		Nov. 30, 2017
Debt description		The notes are convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date.
Converted amount		$ 50,000
Special Equities Group LLC [Member] | Series A [Member]
Warrant to purchase shares		13,333,334
Special Equities Group LLC [Member] | Series B [Member]
Warrant to purchase shares		13,333,334
Diamond Rock LLC [Member]
Common stock shares purchased		10,101,011
Interest rate		8.00%
Maturity date		Nov. 30, 2017
Total amount paid		$ 15,000
Debt description		The notes are convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date.
Converted shares		7,812,500
Converted amount		$ 50,000
Diamond Rock LLC [Member] | Series A [Member]
Warrant to purchase shares		13,333,334
Diamond Rock LLC [Member] | Series B [Member]
Warrant to purchase shares		13,333,334
Seventh Redwood Note [Member]
Interest rate			10.00%
Face value of unsecured convertible promissory note			$ 300,000
Maturity date			Oct. 10, 2017
Total amount paid			$ 300,000
Debt description			The principal and interest of the Seventh Redwood Note is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of (i) 60% of the lowest traded price over the 15 days prior to conversion or (ii) a fixed $0.00005 per share. The note carries liquidated damages of $1,000 per day for failure to provide certificates, and compensation for Buy-In on failure to timely deliver certificates. Principal and interest is due upon default at 50% of the lowest traded price over the previous fifteen (15) days, and an additional interest rate equal to the lesser of 2% per month (24% per annum) or the maximum rate per applicable law.
Fifth Redwood Note [Member]
Interest rate				10.00%
Face value of unsecured convertible promissory note				$ 105,000
Maturity date				Dec. 11, 2016
Debt description				The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of (i) 60% of the lowest traded price over the 15 days prior to conversion or (ii) a fixed $0.00005 per share. The note carries liquidated damages of $1,000 per day for failure to provide certificates, and compensation for Buy-In on failure to timely deliver certificates. Principal and interest is due upon default at 50% of the lowest traded price over the previous fifteen (15) days, and an additional interest rate equal to the lesser of 2% per month (24% per annum) or the maximum rate per applicable law.
Net proceeds				$ 90,000
Fifth Redwood Note [Member] | November 8, 2016 and December 22, 2016 [Member]
Converted shares				47,820,025
Converted amount				$ 105,000
Interest expense				15,517
Total				$ 120,517
Interest Expense [Member]
Total debt discounts					$ 221,515	$ 652,433